Supplemental Cash Flow Information (Cash Paid For Interest And Income Taxes) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Income taxes, net of refunds		$ 50,437	$ 48,379	$ 60,291
Interest, net of amounts capitalized (a)	[1]	$ 26,190	25,476	$ 41,504
5.75% Notes [Member]
Interest, net of amounts capitalized (a)			$ 15,300
5.75% Notes [Member]
Stated interest rate			5.75%

[1]	(a) Fiscal 2013 interest includes $15.3 million of interest paid upon retirement of the 5.75% notes in June 2013.